RESTRUCTURING AND ACQUISITION-RELATED COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Acquisition-related transaction costs	$ 447	$ 4,201
Restructuring and acquisition-related costs	34,228	22,894
Reversal of environmental liability for distribution facility sold	5,000
Employee termination and benefit costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring-related costs	7,767	3,958
Exit, relocation and other costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring-related costs	13,620	13,805
Net loss on disposal of property, plant and equipment related to exit activities
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring-related costs	12,394	930
Gain on disposal	1,200
Closure of manufacturing facility
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	9,000
Consolidation of distribution centres
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	9,000	2,700
Internal organization realignment
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	7,300	1,700
Consolidation of production manufacturing
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	5,500
Other costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	$ 3,400
Transaction and integration related costs | American Apparel, LLC
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs		7,900
Transaction and integration related costs | Peds Legwear, Inc. and Alstyle Apparel, LLC
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs		4,400
Rationalization of remaining retail store outlets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs		$ 6,200